Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.52%
Australia–2.60%
Altium Ltd.	2,491	$61,694
Beach Energy Ltd.	14,679	21,240
BHP Group PLC	2,545	60,771
Fortescue Metals Group Ltd.	7,309	41,022
		184,727
Austria–1.25%
Verbund AG	908	50,912
Wienerberger AG	1,642	37,593
		88,505
Belgium–0.25%
Solvay S.A.	173	17,687
Canada–5.63%
Canada Goose Holdings, Inc.(a)	1,209	56,621
Canadian Pacific Railway Ltd.	224	53,481
CGI, Inc., Class A(a)	661	50,875
Kirkland Lake Gold Ltd.	2,836	117,282
Teck Resources Ltd., Class B	2,765	56,565
TFI International, Inc.	2,062	65,229
		400,053
China–0.85%
Yangzijiang Shipbuilding Holdings Ltd.	58,100	60,337
Denmark–1.54%
GN Store Nord A/S	1,342	63,724
Vestas Wind Systems A/S	562	46,058
		109,782
Finland–0.98%
UPM-Kymmene Oyj	785	21,167
Valmet Oyj	2,511	48,803
		69,970
France–3.27%
Dassault Aviation S.A.	29	39,743
Faurecia SA	466	21,993
Kering S.A.	103	53,205
L’Oreal S.A.	53	14,172
Peugeot S.A.	4,406	103,467
		232,580
Germany–1.12%
Hella GmbH & Co. KGaA	820	39,211
HOCHTIEF AG	356	40,397
		79,608
Hong Kong–0.19%
WH Group Ltd.	14,000	13,651
Shares		Value
Ireland–0.62%
AerCap Holdings N.V.(a)	573	$31,246
Glanbia PLC	976	12,757
		44,003
Israel–1.56%
CyberArk Software Ltd.(a)	800	111,104
Japan–16.40%
Aeon Mall Co. Ltd.	1,900	29,297
AGC, Inc.	1,700	52,058
Brother Industries Ltd.	2,400	42,525
Citizen Watch Co. Ltd.	10,900	54,212
Dai Nippon Printing Co., Ltd.	2,900	60,819
Daicel Corp.	1,900	16,087
Daiwa House Industry Co., Ltd.	2,100	59,484
Denka Co., Ltd.	1,000	28,802
Electric Power Development Co. Ltd.	1,300	29,227
Ibiden Co. Ltd.	2,200	39,283
ITOCHU Corp.	2,100	40,069
Japan Post Insurance Co. Ltd.	1,300	21,671
JTEKT Corp.	5,000	59,098
Konica Minolta, Inc.	5,500	45,532
K’s Holdings Corp.	6,900	62,490
Marubeni Corp.	8,500	55,150
Mitsubishi Corp.	2,000	53,783
Mitsui & Co., Ltd.	3,700	60,224
Nippon Express Co., Ltd.	900	50,643
Nippon Telegraph & Telephone Corp.	400	18,053
Ricoh Co. Ltd.	3,100	28,413
Seino Holdings Co., Ltd.	4,300	53,668
Sojitz Corp.	19,500	60,948
Sumitomo Chemical Co., Ltd.	9,000	41,118
Suzuken Co., Ltd.	700	38,625
Toppan Printing Co., Ltd.	3,900	63,705
		1,164,984
Jordan–0.83%
Hikma Pharmaceuticals PLC	2,635	58,754
Netherlands–1.31%
ASM International N.V.	289	23,527
Koninklijke Ahold Delhaize N.V.	2,213	50,036
NXP Semiconductors N.V.	186	19,231
		92,794
Norway–0.91%
Salmar ASA	1,406	64,917
Puerto Rico–1.94%
Popular, Inc.	2,399	138,087

See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Shares		Value
Russia–0.72%
Evraz PLC	6,490	$51,501
Spain–1.42%
ACS Actividades de Construccion y Servicios S.A.	1,369	55,255
Mediaset Espana Comunicacion S.A.	7,751	45,307
		100,562
Sweden–2.28%
Bravida Holding AB, REGS(b)	1,716	14,239
Evolution Gaming Group AB(b)	682	14,829
Loomis AB, Class B	1,489	51,273
Sandvik AB	3,003	46,214
Svenska Cellulosa AB SCA, Class B	1,578	13,088
Volvo AB, Class B	1,498	22,258
		161,901
Switzerland–1.17%
Roche Holding AG	310	83,004
United Kingdom–5.04%
Dialog Semiconductor PLC(a)	1,616	73,438
Drax Group PLC	5,936	21,842
Fiat Chrysler Automobiles N.V.	4,221	56,099
GlaxoSmithKline PLC	686	14,196
Greggs PLC	1,910	51,689
Moneysupermarket.com Group PLC	11,325	50,602
PageGroup PLC	8,951	48,993
Pearson PLC	3,910	41,482
		358,341
United States–40.64%
Aaron’s, Inc.	932	58,763
AbbVie, Inc.	258	17,188
Akamai Technologies, Inc.(a)	745	65,657
Alexion Pharmaceuticals, Inc.(a)	294	33,307
Allison Transmission Holdings, Inc.	1,281	58,862
AMC Networks, Inc., Class A(a)	459	24,501
Amedisys, Inc.(a)	447	61,637
American Eagle Outfitters, Inc.	874	15,461
American Equity Investment Life Holding Co.	998	25,748
Amgen, Inc.	319	59,519
Athene Holding Ltd., Class A(a)	699	28,561
AutoZone, Inc.(a)	34	38,183
Bed Bath & Beyond, Inc.	1,799	17,468
Biogen, Inc.(a)	250	59,455
Brinker International, Inc.	1,393	55,511
BRP, Inc.	1,800	63,405
CF Industries Holdings, Inc.	1,204	59,670
Chesapeake Energy Corp.(a)	13,352	24,167
Cisco Systems, Inc.	1,228	68,031
ConocoPhillips	924	54,590
CoreCivic, Inc.	2,189	37,147
Deckers Outdoor Corp.(a)	354	55,323
Dick’s Sporting Goods, Inc.	1,395	51,852
Shares		Value
United States–(continued)
Domtar Corp.	1,364	$57,902
Dover Corp.	214	20,726
eBay, Inc.	1,462	60,220
Foot Locker, Inc.	458	18,805
Fortinet, Inc.(a)	626	50,274
Freeport-McMoRan, Inc.	2,413	26,688
General Motors Co.	488	19,686
Gilead Sciences, Inc.	871	57,068
HCA Healthcare, Inc.	390	52,069
Herbalife Nutrition Ltd.(a)	644	26,417
HollyFrontier Corp.	786	39,119
HP, Inc.	796	16,748
Huntsman Corp.	3,209	65,945
Incyte Corp.(a)	1,087	92,308
Kohl’s Corp.	917	49,390
Korn Ferry	678	26,632
Lamar Advertising Co., Class A	712	57,615
Life Storage, Inc.	445	43,383
Louisiana-Pacific Corp.	1,209	31,603
LyondellBasell Industries N.V., Class A	579	48,457
Navient Corp.	4,190	59,289
NetApp, Inc.	602	35,211
Peabody Energy Corp.	2,179	45,890
Regeneron Pharmaceuticals, Inc.(a)	148	45,104
Retail Properties of America, Inc., Class A	1,923	23,384
Santander Consumer USA Holdings, Inc.	2,194	59,041
Seagate Technology PLC	1,053	48,764
Sinclair Broadcast Group, Inc., Class A	461	23,165
Southwestern Energy Co.(a)	32,235	70,917
Starbucks Corp.	1,198	113,439
Tech Data Corp.(a)	192	19,457
TEGNA, Inc.	1,668	25,337
Tenet Healthcare Corp.(a)	2,418	56,992
TreeHouse Foods, Inc.(a)	286	16,971
United Airlines Holdings, Inc.(a)	548	50,367
Uniti Group, Inc.	2,388	20,107
Vertex Pharmaceuticals, Inc.(a)	297	49,486
Viacom, Inc., Class B	1,975	59,941
Whiting Petroleum Corp.(a)	1,429	25,265
Xerox Corp.	2,765	88,757
Zebra Technologies Corp., Class A(a)	263	55,464
		2,887,409
Total Common Stocks & Other Equity Interests (Cost $6,444,035)		6,574,261
Money Market Funds–6.32%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)	157,065	157,065
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)	112,140	112,184
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)	179,503	$179,503
Total Money Market Funds (Cost $448,752)		448,752
TOTAL INVESTMENTS IN SECURITIES—98.84% (Cost $6,892,787)		7,023,013
OTHER ASSETS LESS LIABILITIES–1.16%		82,632
NET ASSETS–100.00%		$7,105,645
Investment Abbreviations:
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $29,068, which represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(1)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value(2)(3)	Unrealized Appreciation (Depreciation)(2)(3)	Net Value of Reference Entities
Equity Risk
Australia Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	$(56,374)	$—	$2,971	$2,971	$(53,436)
Canada Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(473,419)	—	17,372	17,372	(455,754)
France Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(286,545)	—	423	423	(286,265)
Germany Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(213,662)	—	10	10	(213,757)
Netherlands Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(143,509)	—	7,352	7,352	(136,226)
Norway Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(97,956)	—	2,380	2,380	(95,622)
Portugal Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(36,774)	—	494	494	(36,297)
Singapore Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(17,185)	—	675	675	(16,518)
Sweden Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(126,997)	—	5,462	5,462	(121,579)
Switzerland Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(142,365)	—	8,879	8,879	(133,556)
United Kingdom Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(446,725)	—	15,516	15,516	(430,540)
Subtotal — Appreciation						—	61,534	61,534	(1,979,550)
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Open Over-The-Counter Total Return Swap Agreements—(continued)
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(1)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value(2)(3)	Unrealized Appreciation (Depreciation)(2)(3)	Net Value of Reference Entities
Equity Risk
Austria Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	$(19,097)	$—	$(704)	$(704)	$(19,810)
Belgium Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(30,198)	—	(1,680)	(1,680)	(31,892)
Denmark Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(93,829)	—	(219)	(219)	(94,093)
Finland Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(14,793)	—	(895)	(895)	(15,535)
Italy Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(20,583)	—	(297)	(297)	(20,890)
Japan Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(1,244,544)	—	(12,589)	(12,589)	(1,256,874)
Spain Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(67,363)	—	(1,785)	(1,785)	(69,180)
United States Equity Securities-Short	Morgan Stanley & Co. LLC	08/21/2019	Federal Funds floating rate	Monthly	(3,121,748)	—	(8,322)	(8,322)	(3,130,023)
Subtotal — Depreciation						—	(26,491)	(26,491)	(4,638,297)
Total — Total Return Swap Agreements						$—	$35,043	$35,043	$(6,617,847)

(1)	The Fund receives or pays the total return on the short positions underlying the total return swap and receives a specific Federal Funds floating rate. The total return swaps are settled in U.S. Dollars.
(2)	Amount includes $(776) of dividends payable and financing fees related to the reference entities.
(3)	Swaps agreements collateralized by $50,000 cash held with Morgan Stanley & Co. LLC, the Counterparty.
The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of July 31, 2019.
	Shares	Value	Percentage of Reference Entities
Equity Securities - Short
Australia
Tabcorp Holdings Ltd.	(17,403)	$ (53,436)	0.85
Austria
ANDRITZ AG	(553)	(19,810)	0.29
Belgium
Umicore S.A.	(1,013)	(31,892)	0.45
Canada
Bombardier, Inc., Class B	(18,468)	(31,764)	0.45
Canadian Utilities Ltd., Class A	(1,001)	(27,259)	0.41
CCL Industries, Inc., Class B	(1,357)	(67,860)	1.04
IAMGOLD Corp.	(5,880)	(21,385)	0.33
PrairieSky Royalty Ltd.	(4,290)	(57,469)	0.89
Premium Brands Holdings Corp.	(424)	(30,857)	0.46
Shopify, Inc., Class A	(146)	(46,396)	0.74
SNC-Lavalin Group, Inc.	(3,054)	(48,316)	0.83
Stars Group, Inc. (The)	(2,070)	(32,215)	0.49
Vermilion Energy, Inc.	(1,862)	(33,366)	0.56
Waste Connections, Inc.	(649)	(58,867)	0.92
		(455,754)
	Shares	Value	Percentage of Reference Entities
Denmark
Chr Hansen Holding A/S	(335)	$ (29,320)	0.45
Genmab A/S	(349)	(64,773)	0.96
		(94,093)
Finland
Nokia Oyj	(2,876)	(15,535)	0.22
France
ALD S.A.	(1,111)	(16,603)	0.25
Danone S.A.	(641)	(55,632)	0.81
Getlink S.E.	(3,654)	(52,787)	0.83
Renault S.A.	(698)	(39,051)	0.60
Rubis SCA	(1,123)	(63,277)	0.97
TechnipFMC PLC	(682)	(18,988)	0.26
Valeo S.A.	(1,270)	(39,927)	0.57
		(286,265)
Germany
Aroundtown S.A.	(6,148)	(49,220)	0.75
Daimler AG	(1,025)	(53,211)	0.80
Delivery Hero S.E.	(503)	(24,266)	0.35
GEA Group AG	(585)	(14,668)	0.21
Grand City Properties S.A.	(941)	(21,292)	0.33

See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Germany—(continued)
Siemens AG	(324)	$ (35,505)	0.54
Zalando S.E.	(338)	(15,595)	0.23
		(213,757)
Italy
Amplifon S.p.A.	(847)	(20,890)	0.31
Japan
Ain Holdings, Inc.	(300)	(16,491)	0.25
Daifuku Co., Ltd.	(1,000)	(55,244)	0.82
Kansai Paint Co., Ltd.	(2,600)	(51,527)	0.73
Keihan Holdings Co., Ltd.	(600)	(24,432)	0.38
Keyence Corp.	(200)	(116,059)	1.82
Koito Manufacturing Co., Ltd.	(900)	(45,418)	0.73
M3, Inc.	(3,200)	(65,182)	0.89
Makita Corp.	(1,200)	(39,654)	0.61
Maruichi Steel Tube Ltd.	(2,100)	(55,478)	0.86
MISUMI Group, Inc.	(2,500)	(56,853)	0.87
Nidec Corp.	(500)	(67,630)	0.97
Nifco, Inc.	(1,900)	(47,120)	0.69
Nihon M&A Center, Inc.	(1,800)	(48,843)	0.66
Nippon Shinyaku Co., Ltd.	(800)	(58,020)	0.88
Nitori Holdings Co., Ltd.	(600)	(81,239)	1.21
Relo Group, Inc.	(2,200)	(58,665)	0.85
Ryohin Keikaku Co., Ltd.	(200)	(35,720)	0.54
Sharp Corp.	(1,500)	(19,014)	0.29
Shimano, Inc.	(200)	(28,367)	0.43
SMC Corp.	(200)	(73,279)	1.13
SoftBank Group Corp.	(400)	(20,693)	0.29
Toshiba Corp.	(3,200)	(102,509)	1.47
TOTO Ltd.	(600)	(24,184)	0.36
Toyo Tire Corp.	(1,900)	(24,992)	0.39
Yaskawa Electric Corp.	(1,200)	(40,261)	0.61
		(1,256,874)
Netherlands
Galapagos N.V.	(460)	(80,405)	1.31
Takeaway.com N.V.	(621)	(55,821)	0.85
		(136,226)
Norway
Norsk Hydro ASA	(6,334)	(21,748)	0.34
Schibsted ASA, Class B	(458)	(11,832)	0.18
Yara International ASA	(1,319)	(62,042)	0.96
		(95,622)
Portugal
Jeronimo Martins SGPS, S.A.	(2,245)	(36,297)	0.55
Singapore
Sembcorp Industries Ltd.	(9,700)	(16,518)	0.26
	Shares	Value	Percentage of Reference Entities
Spain
Cellnex Telecom S.A.	(1,844)	$ (69,180)	1.01
Sweden
Husqvarna AB, Class B	(6,530)	(58,019)	0.90
Saab AB, Class B	(2,014)	(63,560)	1.01
		(121,579)
Switzerland
Compagnie Financiere Richemont S.A.	(277)	(23,785)	0.36
Idorsia Ltd.	(2,897)	(61,986)	1.04
Mobimo Holding AG	(179)	(47,785)	0.73
		(133,556)
United Kingdom
ASOS PLC	(549)	(17,399)	0.22
BBA Aviation PLC	(15,826)	(61,587)	0.86
British American Tobacco PLC	(658)	(23,622)	0.38
Capital & Counties Properties PLC	(10,606)	(25,551)	0.43
Coats Group PLC	(29,905)	(29,003)	0.46
Dechra Pharmaceuticals PLC	(816)	(29,234)	0.44
Fresnillo PLC	(5,143)	(37,589)	0.76
Glencore PLC	(8,054)	(26,097)	0.41
John Wood Group PLC	(3,501)	(22,608)	0.34
Just Eat PLC	(2,733)	(25,306)	0.33
KAZ Minerals PLC	(6,637)	(46,652)	0.72
Paddy Power Betfair PLC	(350)	(27,836)	0.46
Weir Group PLC (The)	(3,189)	(58,056)	0.89
		(430,540)
United States
ACADIA Pharmaceuticals, Inc.	(523)	(12,855)	0.20
Alnylam Pharmaceuticals, Inc.	(654)	(50,744)	0.75
American International Group, Inc.	(1,091)	(61,085)	0.92
AutoNation, Inc.	(403)	(19,618)	0.25
Avanos Medical, Inc.	(377)	(15,351)	0.23
Bluebird Bio, Inc.	(170)	(22,309)	0.36
Bunge Ltd.	(811)	(47,387)	0.69
BWX Technologies, Inc.	(1,225)	(66,040)	0.96
Callon Petroleum Co.	(6,729)	(33,107)	0.52
Cantel Medical Corp.	(705)	(65,057)	0.83
Cognex Corp.	(948)	(41,721)	0.61
Coherent, Inc.	(376)	(52,208)	0.78
Compass Minerals International, Inc.	(512)	(28,595)	0.42
CyrusOne, Inc.	(962)	(55,219)	0.85
Diamondback Energy, Inc.	(601)	(62,161)	0.93
Equinix, Inc.	(127)	(63,767)	0.97
Exact Sciences Corp.	(519)	(59,742)	0.90
FireEye, Inc.	(3,073)	(46,095)	0.70
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
United States—(continued)
First Solar, Inc.	(864)	$ (55,719)	0.86
Flex Ltd.	(4,699)	(52,394)	0.70
Floor & Decor Holdings, Inc., Class A	(545)	(21,337)	0.33
Gartner, Inc.	(321)	(44,725)	0.81
Granite Construction, Inc.	(1,171)	(41,570)	0.73
Graphic Packaging Holding Co.	(1,917)	(28,487)	0.41
Green Dot Corp., Class A	(478)	(24,230)	0.34
Healthcare Services Group, Inc.	(1,729)	(41,340)	0.78
Healthcare Trust of America, Inc., Class A	(1,165)	(31,373)	0.48
Howard Hughes Corp. (The)	(507)	(68,445)	0.99
Insulet Corp.	(601)	(73,887)	1.09
InterXion Holding N.V.	(729)	(54,894)	0.84
IPG Photonics Corp.	(480)	(62,885)	0.97
Iron Mountain, Inc.	(803)	(23,616)	0.36
Kilroy Realty Corp.	(666)	(52,920)	0.77
Knight-Swift Transportation Holdings, Inc.	(1,632)	(58,491)	0.91
LCI Industries	(578)	(52,962)	0.77
Liberty Broadband Corp., Class A	(524)	(51,451)	0.82
LKQ Corp.	(1,983)	(53,402)	0.75
Macerich Co. (The)	(475)	(15,699)	0.23
Markel Corp.	(63)	(70,178)	1.02
Marriott Vacations Worldwide Corp.	(494)	(50,502)	0.71
Martin Marietta Materials, Inc.	(265)	(65,654)	0.88
Matador Resources Co.	(993)	(17,507)	0.26
Medicines Co. (The)	(1,581)	(56,663)	0.87
Mohawk Industries, Inc.	(336)	(41,896)	0.77
Moody’s Corp.	(122)	(26,149)	0.37
	Shares	Value	Percentage of Reference Entities
United States—(continued)
NVIDIA Corp.	(189)	$ (31,888)	0.49
ONEOK, Inc.	(338)	(23,687)	0.35
Pebblebrook Hotel Trust	(523)	(14,639)	0.21
PNC Financial Services Group, Inc. (The)	(391)	(55,874)	0.82
Pool Corp.	(237)	(44,881)	0.67
Portola Pharmaceuticals, Inc.	(1,601)	(42,715)	0.64
PriceSmart, Inc.	(886)	(54,046)	0.81
Pure Storage, Inc., Class A	(4,400)	(66,616)	1.02
Sensient Technologies Corp.	(872)	(59,444)	0.90
Sirius XM Holdings, Inc.	(5,756)	(36,033)	0.53
South State Corp.	(802)	(64,216)	0.91
Spectrum Brands Holdings, Inc.	(361)	(18,090)	0.28
Stanley Black & Decker, Inc.	(184)	(27,157)	0.39
Summit Materials, Inc., Class A	(1,654)	(30,500)	0.45
Targa Resources Corp.	(1,231)	(47,898)	0.74
Tesla, Inc.	(76)	(18,362)	0.29
Tiffany & Co.	(212)	(19,911)	0.29
United Bankshares, Inc.	(759)	(28,531)	0.42
United States Steel Corp.	(2,295)	(34,494)	0.53
Universal Display Corp.	(96)	(20,264)	0.30
ViaSat, Inc.	(747)	(60,948)	0.92
Vulcan Materials Co.	(260)	(35,971)	0.53
Wabtec Corp.	(531)	(41,248)	0.56
Wayfair, Inc., Class A	(345)	(45,250)	0.75
Welbilt, Inc.	(2,489)	(40,869)	0.62
Wix.com Ltd.	(364)	(54,061)	0.80
Zillow Group, Inc., Class C	(1,421)	(70,993)	1.01
		(3,130,023)
Total Equity Securities - Short		$ (6,617,847)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$184,727	$—	$184,727
Austria	—	88,505	—	88,505
Belgium	—	17,687	—	17,687
Canada	400,053	—	—	400,053
China	—	60,337	—	60,337
Denmark	—	109,782	—	109,782
Finland	—	69,970	—	69,970
France	—	232,580	—	232,580
Germany	—	79,608	—	79,608
Hong Kong	—	13,651	—	13,651
Ireland	31,246	12,757	—	44,003
Israel	111,104	—	—	111,104
Japan	—	1,164,984	—	1,164,984
Jordan	—	58,754	—	58,754
Netherlands	19,231	73,563	—	92,794
Norway	—	64,917	—	64,917
Puerto Rico	138,087	—	—	138,087
Russia	—	51,501	—	51,501
Spain	—	100,562	—	100,562
Sweden	—	161,901	—	161,901
Switzerland	—	83,004	—	83,004
United Kingdom	—	358,341	—	358,341
United States	2,887,409	—	—	2,887,409
Money Market Funds	448,752	—	—	448,752
Total Investments in Securities	4,035,882	2,987,131	—	7,023,013
Other Investments - Assets*
Swap Agreements	—	61,534	—	61,534
Invesco Global Market Neutral Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Swap Agreements	$—	$(26,491)	$—	$(26,491)
Total Other Investments	—	35,043	—	35,043
Total Investments	$4,035,882	$3,022,174	$—	$7,058,056

*	Unrealized appreciation (depreciation).
Invesco Global Market Neutral Fund